INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2022
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
	December 31,
	2022	2021
Raw materials, parts and supplies	$1,726	$1,947
Finished products	1,685	1,614

	$3,411	$3,561